EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2018	Apr. 23, 2018	Nov. 30, 2016
Basic earnings (loss) per share:
Net income/(loss) available to stockholders		$ 202,768	$ 164,343	$ (224,425)
Diluted earnings (loss) per share:
Interest and other expenses/(gains) attributable to convertible notes		7,501	16,166	0
Net income/(loss) assuming dilution		$ 210,269	$ 180,509	$ (224,425)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		126,789,000	122,141,000	108,972,000
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)		126,789,000	122,141,000	108,972,000
Effect of dilutive share options (in shares)		112,000	0	0
Effect of dilutive convertible bonds (in shares)		10,476,000	17,242,000	0
Weighted average number of diluted common shares outstanding (in shares)		137,377,000	139,383,000	108,972,000
Basic earnings/(loss)per share (in dollars per share)		$ 1.60	$ 1.35	$ (2.06)
Diluted earnings/(loss) per share (in dollars per share)		$ 1.53	$ 1.30	$ (2.06)
Shares issued and loaned to affiliate (in shares)	8,000,000
Total authorized for share lending arrangement (in shares)					7,000,000
General share lending agreement
Diluted earnings per share:
Shares loaned to affiliate (in shares)							8,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Interest rate (in percentage)	5.75%		5.75%
Shares loaned to affiliate (in shares)					3,765,842
$4.875% unsecured convertible bonds due 2023
Diluted earnings per share:
Interest rate (in percentage)		4.875%				4.875%
Shares loaned to affiliate (in shares)		3,765,842